CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2009 CNY	Sep. 30, 2012 Parent Company [Member] CNY	Sep. 30, 2011 Parent Company [Member] CNY	Sep. 30, 2010 Parent Company [Member] CNY	Sep. 30, 2009 Parent Company [Member] CNY
ASSETS
Cash and cash equivalents	$ 24,095	152,789	$ 20,492	129,942	299,672	121,255	1,991	1,099	4,995	6,245
Other receivables							3	118
Acquired intangible assets, net	4,035	25,585		29,232			0	1
Due from inter-companies	328	2,082		5,183			129,807	136,796
Total current assets	88,162	559,042		510,818			131,801	138,014
Investment in unconsolidated subsidiaries		3,712		20,503			170,383	165,522
Total assets	153,830	975,437		818,382			302,184	303,536
LIABILITIES AND EQUITY
Due to related parties	437	2,769		1,728			1,506	1,509
Other payables and accrued expenses	8,949	56,744		40,351			572	3,931
Income tax payable	6,160	39,060		39,060			39,059	39,059
Total current liabilities	95,442	605,195		532,571			41,137	44,499
Total stockholders' equity	49,429	313,432		285,811	328,974	277,722	261,047	259,037
Total liabilities and stockholders' equity	$ 153,830	975,437		818,382			302,184	303,536